February 21, 2017

Via EDGAR

Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington D.C. 20549

RE:    Principal Life Insurance Company
Variable Life Separate Account
Principal Executive Variable Universal Life II
Post-Effective Amendment No. 14 to Registration Statement on Form N-6
File No.: 811-05118, 333-149215

To Whom It May Concern -

Pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “1933 Act”), the above-named Registrant has contemporaneously filed with the Securities and Exchange Commission (the “Commission”) a post-effective amendment to the Registrant’s registration statement on Form N-6 under the 1933 Act and the Investment Company Act of 1940 (the “Amendment”) for the above-named Policy. The Amendment is limited to: the Facing Sheet; an Explanatory Note preserving as un-amended the Prospectus and Statement of Additional Information; a Prospectus Supplement containing disclosure related to updated charges and related narrative for certain large case corporate-owned life insurance products (the "Supplement"); Part C; and the signature pages.
Pursuant to Investment Company Act Release No. 13768 (February 15, 1984), we request selective review consistent with the limited number of changes for a new feature that modifies certain charges and a few paragraphs of the prospectus for certain large case COLI products after May 1, 2017, which thus have no consequences for any other feature or calculation under the Policy. These attributes also make the modifications appropriate for disclosure in a supplement to the prospectus, as the changes will be folded into the disclosure for the annual update filing under Rule 485(b).
Please call me at 515-235-1209 if you have any questions.
Sincerely,
/s/ Britney Schnathorst

Britney Schnathorst
Counsel, Registrant